Summary of Significant Accounting Policies - Schedule of Concentration Risk (Details)		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Concentration risk, percentage (less than 10%)						11.00%	22.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (less than 10%)				10.00%
Revenue
Concentration Risk [Line Items]
Concentration risk, percentage (less than 10%)				10.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (less than 10%)		12.00%	15.00%	10.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (less than 10%)		14.00%	16.00%	15.00%	14.00%
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (less than 10%)						13.00%	10.00%	[1]
Customer B [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (less than 10%)						23.00%	21.00%	[1]
Customer C [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (less than 10%)	[1]					13.00%
Customer C [Member] | Revenue | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (less than 10%)				15.00%	16.00%
Customer D [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (less than 10%)	[1]					23.00%
Customer D [Member] | Revenue | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (less than 10%)			45.00%		30.00%

[1]	Customer accounted for less than 10% of total accounts receivable in the period.